SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - ADDITIONAL INFORMATION (Details) shares in Thousands					12 Months Ended
	Jul. 01, 2020	Jan. 13, 2020 mi	Mar. 06, 2019 USD ($)	Jan. 28, 2019 shares	Sep. 30, 2020 USD ($) plan	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Oct. 11, 2019 USD ($)	Oct. 01, 2019 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Composite rate of depreciation					2.65%	2.25%	2.29%
Depreciation and amortization					$ 107,368,000	$ 81,109,000	$ 76,571,000
SBC interest rate					1.97%	3.30%	3.41%
Deferred interest					$ 511,000	$ 760,000	$ 411,000
Loans receivable in other current assets					13,700,000	12,400,000
Loans receivable in other noncurrent assets					35,300,000	38,800,000
Gain (loss) amortized in earning					50,000
Available for sale equity securities							32,900,000
Debt conversion ratio				0.2492
Proceeds from sale of available for sale securities, net			$ 34,500,000		0	34,484,000	6,616,000
Gain on sale of available-for-sale securities, pre-tax			$ 1,600,000
Intangible assets, acquired wholesale natural gas energy					10,000,000
Proceeds from sale-leaseback transaction					4,000,000	9,895,000	7,820,000
Proceeds from sale leaseback transaction - solar					$ 42,927,000	0	71,538,000
Number of noncontributory defined benefit retirement plans (in plans) | plan					2
Number of noncontributory medical and life insurance plans (in plans) | plan					2
Operating lease assets					$ 131,769,000	0
Operating lease, liability					101,754,000
Leaf River Energy Center LLC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease assets								$ 21,600,000
Operating lease, liability								$ 21,600,000
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Operating lease assets									$ 67,100,000
Operating lease, liability									$ 67,100,000
Solar property | Nonutility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Base gas cost					674,930,000	593,867,000
Storage and transportation property | Nonutility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Base gas cost					428,491,000	28,445,000
Storage and transportation property, base gas | Nonutility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Base gas cost					5,700,000
Pension
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer discretionary contributions					0	0	0
Employer contributions					596,000	231,000
OPEB
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Employer contributions					8,400,000	7,926,000	6,200,000
Clean Energy Ventures
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from sale leaseback transaction - solar					42,900,000
Talen Generation, LLC | Talen's Membership Interests In IEC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Pipeline length owned | mi		84
NJNG
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from sale leaseback transaction - natural gas meters					$ 4,000,000
Proceeds from sale-leaseback transaction						$ 9,900,000	$ 7,800,000
Common Units
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other ownership interests, units issued (in shares) | shares				1,840
Dominion Shares
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other ownership interests, units issued (in shares) | shares				458
Seven-Year Treasury Rate
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt instrument, term					7 years
Basis spread on variable rate					0.60%
Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Storage and pipeline capacity, contract term					1 year
Loans receivable term					2 years
Minimum | Solar property | Nonutility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated Useful Lives	15 years				15 years	15 years	15 years
Minimum | Storage and transportation property | Nonutility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated Useful Lives					5 years
Minimum | Clean Energy Ventures
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Term of lease					5 years
Minimum | Talen Generation, LLC | Talen's Membership Interests In IEC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated Useful Lives					5 years
Minimum | NJNG
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Term of lease					7 years
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Storage and pipeline capacity, contract term					10 years
Loans receivable term					10 years
Maximum | Solar property | Nonutility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated Useful Lives	35 years				35 years	25 years	25 years
Maximum | Storage and transportation property | Nonutility
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated Useful Lives					50 years
Maximum | Clean Energy Ventures
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Term of lease					15 years
Maximum | Talen Generation, LLC | Talen's Membership Interests In IEC
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated Useful Lives					30 years
Maximum | NJNG
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Term of lease					11 years